Fair Value Measurements - Schedule of Fair Value Measurements, Contingent Considerations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of year balance	$ 6,782	$ 785	$ 190
Issuance of contingent consideration in connection with acquisitions	7,216	5,350	595
Payment of contingent consideration	(1,658)	(387)	0
Additional accruals included in earnings	4,987	1,034	0
Ending balance	$ 17,327	$ 6,782	$ 785